Income Taxes Relating to Continuing Operations - Disclosure of Deductible Temporary Differences and Unused Loss Carryforwards (Details) - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deductible temporary differences	$ 63,728	$ 56,865
Unused tax losses
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Loss carryforwards	296,536	295,136
Unused tax losses | Expire in 2024
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Loss carryforwards	919	905
Unused tax losses | Expire in 2025
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Loss carryforwards	10,946	43,405
Unused tax losses | Expire in 2026
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Loss carryforwards	63,112	72,961
Unused tax losses | Expire in 2027
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Loss carryforwards	43,239	42,593
Unused tax losses | Expire in 2028
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Loss carryforwards	75,818	74,684
Unused tax losses | Expire in 2029
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Loss carryforwards	24,429	24,063
Unused tax losses | Expire in 2030
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Loss carryforwards	36,086	36,525
Unused tax losses | Tax Year 2031
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Loss carryforwards	$ 41,987	$ 0